Share-Based Compensation (Details Narrative) - OneMain Holdings, Inc. [Member] - USD ($)		3 Months Ended	12 Months Ended
	May 25, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total income tax benefit recognized for stock-based compensation			$ 8	$ 6	$ 2
Unrecognized compensation expense		$ 30	$ 30
Weighted average period over which unrecognized compensation expense expected is to be recognized			2 years 1 month 6 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of award with rights			2 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of award with rights			3 years
Service-Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period			$ 26.14	$ 47.44	$ 25.65
Fair value of service based awards vested in period			$ 10	$ 7	$ 1
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance Targets, achieved		100.00%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					$ 6
Incentive Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense				15
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of award without rights			4 years 2 months 12 days
Granted during the period			$ 26.14
Share-based compensation expense			$ 22	$ 15
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the period			$ 25.10	$ 34.45	$ 25.78
Fair value of service based awards vested in period			$ 4
Performance targets, probability of occuring			100.00%
Share-based compensation expense			$ 6
Omnibus Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock authorized		13,010,543	13,010,543
Number of shares subject to outstanding equity awards		1,790,868	1,790,868
Percentage of number of outstanding shares over number of shares reserved and available for issuance by which number of shares reserved is adjusted			10.00%
Omnibus Plan [Member] | Non-Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum cash and equity-based awards to non-employee directors per calendar year	$ 500,000